Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
NovaTide Flexible Allocation ETF
Shareholder Report [Line Items]
Fund Name	NovaTide Flexible Allocation ETF
Class Name	NovaTide Flexible Allocation ETF
Trading Symbol	NMBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NovaTide Flexible Allocation ETF (the "Fund") for the period October 30, 2025 (the Fund's "Inception") to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.novatideetfs.com. You can also request this information by contacting us at (844) 679-9922 or by writing to NovaTide Flexible Allocation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 679-9922
Additional Information Website	www.novatideetfs.com
Expenses [Text Block]

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NovaTide Flexible Allocation ETF	$20	0.59%¹
¹	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.59% [1]
Net Assets	$ 20,299,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 26,768
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026 )
Fund Size (Thousands)	$20,299
Number of Holdings	34
Total Advisory Fee Paid	$26,768
Portfolio Turnover Rate	62%

Holdings [Text Block]	Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026 )

Top Ten Holdings	(% of total net assets)
PGIM Short Duration Multi-Sector Bond ETF	14.2
Alps Smith Core Plus Bond ETF	7.9
Applied Finance Valuation ETF	7.0
DoubleLine Commercial Real Estate Debt ETF	5.1
Distillate Small/Mid Cash Flow ETF	4.6
Touchstone Sands Capital US Select Growth ETF	4.0
Neuberger Berman Next Generation Connectivity Fund, Inc.	3.5
Invesco S&P 500 Equal Weight Consumer Staples ETF	3.1
iShares Core S&P 500 ETF	3.0
VanEck Onchain Economy ETF	3.0

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.